Inventories	12 Months Ended
Sep. 30, 2017
Inventories [Abstract]
INVENTORIES

NOTE 7. INVENTORIES

Inventories consisted of the following:

	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Raw material	$-	$-
Finished goods	45	45
Project-in-progress	-	45
Total	$45	$90

The Company reviews its inventories periodically for possible obsolete or damaged goods and to determine if any allowance is necessary for potential obsolescence. As of September 30, 2017, the Company made approximately $0.3 million allowance for obsolete inventory. There was no allowance for inventory as of September 30, 2016.